Notes to the cash flow statements - Other disclosures for entities over which control ceased (Details) - Assets and liabilities over which control ceased - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2019
Details of the assets and liabilities over which control ceased
Cash proceeds received (net of transaction costs)	$ 1,322	$ 2
Expected receivable (completion settlement)	8
Deferred consideration	37
Total consideration	1,367	2
Reserves reclassified to income statement		10
Gain/(loss) on disposal	$ 188	$ 3